Average Annual Total Returns - Pioneer Corporate High Yield Fund	A 1 Year	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C SinceInception	C InceptionDate	Y 1 Year	Y SinceInception	Y InceptionDate	ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) SinceInception	ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	(0.47%)	4.50%	Jan. 03, 2017	(2.57%)	2.34%	(0.38%)	2.46%	3.30%	5.12%	Jan. 03, 2017	4.48%	5.96%	Jan. 03, 2017	6.17%	6.22%	Jan. 03, 2017